Supplemental guarantor information required under SEC regulations	6 Months Ended
Jun. 30, 2024
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]

Note 17

Supplemental guarantor information
In

2015,

the

Personal

&

Corporate

Banking

and

Wealth

Management

businesses

booked

in

Switzerland

were
transferred from UBS AG

to UBS

Switzerland AG through

an asset

transfer in accordance

with the

Swiss Merger
Act. Under the

terms of the

asset transfer agreement,

UBS Switzerland AG

assumed joint liability

for contractual
obligations of UBS AG existing

on the asset transfer

date, including the full

and unconditional guarantee

of certain
SEC-registered debt

securities

issued by

UBS AG. The

joint liability

of UBS

Switzerland

AG for

contractual obligations
of

UBS AG

decreased

in

the

first

half

of

2024

by

USD
0.5
bn

to

USD
2.8
bn

as

of

30 June

2024.

The

decrease
substantially relates to a combination

of contractual maturities, fair value

movements and foreign currency effects.
UBS AG, together

with UBS Group

AG, has

fully and unconditionally guaranteed

the outstanding SEC-registered
debt securities

of Credit

Suisse (USA),

LLC, which

as of

30 June

2024 consisted of

a single

outstanding issuance
with a balance

of USD
742
m maturing

in July 2032.

Credit Suisse

(USA), LLC is

an indirect,

wholly owned

subsidiary
of UBS AG. UBS AG

assumed Credit Suisse AG’s

obligations under the

guarantee as of 31 May

2024 (i.e., the date
of the merger). In accordance

with the guarantee, if Credit

Suisse (USA), LLC fails to

make a timely payment under
the agreements

governing such

debt securities,

the holders

of the

debt securities

may demand

payment from

either
UBS Group AG or UBS AG, without first proceeding

against Credit Suisse (USA), LLC.